Taxes on Income - Reconciliation of Theoretical Provision for Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense Benefit [Line Items]
Income from operations before taxes on income	$ 95,903	$ 71,119	$ 39,100
Theoretical provision for income taxes on the above amount	23,976	18,847	10,362
Different tax rate arising from Approved Enterprises	1,332	1,196	1,278
Income tax income associated with unapproved enterprises	25,308	20,043	11,640
Different tax rates applicable to non-Israeli subsidiaries	(7,889)	(10,205)	(5,784)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	1,244	(305)	228
Other	453	(376)	(131)
Net change in valuation allowance charged to tax on income	(2,808)	4,631	(2,534)
Actual taxes on income	16,308	13,788	3,419
Israel [Member]
Income Tax Expense Benefit [Line Items]
Income from operations before taxes on income	8,603	77	(7,746)
Non-Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income from operations before taxes on income	$ 87,300	$ 71,042	$ 46,846